Restructuring (Tables)	9 Months Ended
Sep. 30, 2023
Restructuring and Related Activities [Abstract]
Summary of Restructuring Charges

	Nine Months Ended
	September 30, 2023	September 30, 2022
	(in thousands)
Restructuring charges	$45,390	$32,890
Net charge	$45,390	$32,890

Summary of details of movement in restructuring charges

	Nine Months Ended	Year ended
	September 30, 2023	December 31, 2022
	(in thousands)

Opening provision	$6,022	$10,311
Additional provisions	36,704	4,364
Utilization	(23,106)	(8,653)
Ending provision	$19,620	$6,022